Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 2 .5%
Cadre Holdings, Inc. 87,299 $ 3,492,833
Carpenter Technology Corp. 14,940 4,748,380
Rocket Lab Corp.* 151,746 12,150,302
20,391,515
Automobile Components - 1 .5%
LCI Industries 35,330 5,182,558
Patrick Industries, Inc. 21,392 2,699,029
XPEL, Inc.* 82,671 4,258,383
12,139,970
Banks - 3 .0%
Axos Financial, Inc.* 28,502 2,821,413
Banc of California, Inc. 498,886 9,967,742
Bancorp, Inc. (The)* 37,774 2,245,287
Customers Bancorp, Inc.* 52,368 4,138,119
Provident Financial Services, Inc. 263,391 5,831,477
25,004,038
Beverages - 0 .6%
Celsius Holdings, Inc.* 100,403 5,269,149
Biotechnology - 10 .2%
ACADIA Pharmaceuticals, Inc.* 173,561 4,361,588
Apellis Pharmaceuticals, Inc.* 205,940 4,650,125
Arrowhead Pharmaceuticals, Inc.* 88,993 6,169,885
Aurinia Pharmaceuticals, Inc.* 476,560 6,924,417
Bridgebio Pharma, Inc.* 141,370 10,923,660
CareDx, Inc.* 195,147 4,010,271
Catalyst Pharmaceuticals, Inc.* 490,985 11,930,935
Cytokinetics, Inc.* 168,071 10,620,406
Exelixis, Inc.* 204,753 8,468,584
Krystal Biotech, Inc.* 34,216 9,554,476
Veracyte, Inc.* 179,995 6,854,210
84,468,557
Building Products - 0 .7%
AZZ, Inc. 22,381 2,781,735
Griffon Corp. 32,832 2,674,166
5,455,901
Capital Markets - 4 .7%
Artisan Partners Asset Management, Inc. - Class A 210,769 9,383,436
Hamilton Lane, Inc. - Class A 76,961 10,869,972
Lazard, Inc. - Class A 165,056 8,866,808
StoneX Group, Inc.* 30,556 3,430,216
XP, Inc. - Class A 325,923 6,358,758
38,909,190
Commercial Services & Supplies - 1 .7%
Brink's Co. (The) 20,822 2,645,227
Healthcare Services Group, Inc.* 267,415 5,032,750
Tetra Tech, Inc. 158,521 5,969,901
13,647,878
Construction & Engineering - 7 .8%
Argan, Inc. 32,764 11,372,712
Comfort Systems USA, Inc. 24,401 27,868,382
EMCOR Group, Inc. 13,497 9,727,693
IES Holdings, Inc.* 14,745 5,607,376

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Sterling Infrastructure, Inc.* 27,817 $ 9,955,982
64,532,145
Consumer Finance - 1 .6%
Enova International, Inc.* 81,631 13,482,992
Diversified Consumer Services - 1 .0%
Duolingo, Inc. - Class A* 31,505 4,223,560
Frontdoor, Inc.* 70,491 4,166,723
8,390,283
Diversified Telecommunication Services - 1 .3%
Iridium Communications, Inc. 240,267 4,786,119
Lumen Technologies, Inc.* 642,959 5,670,898
10,457,017
Electrical Equipment - 4 .6%
EnerSys 37,668 6,787,397
Nextpower, Inc. - Class A* 102,357 11,984,981
Powell Industries, Inc. 22,329 9,904,921
Vicor Corp.* 60,312 9,509,393
38,186,692
Electronic Equipment, Instruments & Components - 6 .6%
Badger Meter, Inc. 26,356 3,863,262
Fabrinet* 23,507 11,505,266
Jabil, Inc. 54,146 12,842,890
Napco Security Technologies, Inc. 180,747 6,667,757
Novanta, Inc.* 64,418 8,666,798
Sanmina Corp.* 79,464 11,258,459
54,804,432
Energy Equipment & Services - 0 .8%
Cactus, Inc. - Class A 116,797 6,567,495
Entertainment - 1 .1%
Cinemark Holdings, Inc. 160,070 3,790,457
IMAX Corp.* 161,360 5,633,078
9,423,535
Financial Services - 0 .4%
International Money Express, Inc.* 211,588 3,271,150
Ground Transportation - 0 .8%
Lyft, Inc. - Class A* 371,452 6,266,395
Health Care Equipment & Supplies - 2 .9%
Haemonetics Corp.* 110,547 7,369,063
Lantheus Holdings, Inc.* 82,631 5,529,667
TransMedics Group, Inc.* 42,878 5,744,580
UFP Technologies, Inc.* 19,621 4,927,618
23,570,928
Health Care Providers & Services - 2 .0%
Aveanna Healthcare Holdings, Inc.* 270,634 2,273,326
Guardant Health, Inc.* 56,503 6,443,602
PACS Group, Inc.* 124,976 4,219,190
Progyny, Inc.* 159,067 3,796,929
16,733,047
Hotel & Resort REITs - 2 .9%
DiamondRock Hospitality Co. 1,157,003 10,621,288
Ryman Hospitality Properties, Inc. 141,210 13,372,587
23,993,875

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - 2 .4%
Churchill Downs, Inc. 88,574 $ 8,712,139
Jack in the Box, Inc. 246,379 5,166,567
Wendy's Co. (The)
#
800,573 6,236,464
20,115,170
Household Durables - 4 .1%
Champion Homes, Inc.* 60,438 4,737,130
Installed Building Products, Inc. 23,039 6,638,458
Somnigroup International, Inc. 188,126 16,526,869
TopBuild Corp.* 12,072 5,650,300
33,552,757
Insurance - 2 .3%
HCI Group, Inc. 37,899 6,013,434
Palomar Holdings, Inc.* 78,160 9,659,795
Universal Insurance Holdings, Inc. 114,591 3,489,296
19,162,525
Interactive Media & Services - 0 .8%
Cargurus, Inc. - Class A* 121,085 3,923,154
MediaAlpha, Inc. - Class A* 264,945 2,710,387
6,633,541
IT Services - 0 .8%
Globant SA* 103,039 6,891,248
Life Sciences Tools & Services - 3 .0%
10X Genomics, Inc. - Class A* 377,761 7,630,772
Medpace Holdings, Inc.* 29,744 17,325,285
24,956,057
Machinery - 1 .8%
Allison Transmission Holdings, Inc. 26,576 2,888,811
Atmus Filtration Technologies, Inc. 105,847 6,135,951
Blue Bird Corp.* 53,163 2,674,631
Douglas Dynamics, Inc. 72,996 2,750,489
14,449,882
Metals & Mining - 1 .8%
Coeur Mining, Inc.* 351,797 7,190,731
Hecla Mining Co. 343,981 7,746,452
14,937,183
Pharmaceuticals - 2 .7%
Collegium Pharmaceutical, Inc.* 132,334 6,076,777
Corcept Therapeutics, Inc.* 113,086 4,508,739
Harmony Biosciences Holdings, Inc.* 216,042 7,889,854
Theravance Biopharma, Inc.* 199,739 3,783,057
22,258,427
Professional Services - 2 .1%
Huron Consulting Group, Inc.* 35,107 5,933,083
Legalzoom.com, Inc.* 372,839 3,314,539
Upwork, Inc.* 276,099 5,530,263
Willdan Group, Inc.* 23,539 2,970,622
17,748,507
Real Estate Management & Development - 1 .0%
eXp World Holdings, Inc. 422,751 3,821,669
St Joe Co. (The) 63,500 4,203,065
8,024,734
Semiconductors & Semiconductor Equipment - 3 .5%
Axcelis Technologies, Inc.* 28,535 2,513,078

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Onto Innovation, Inc.* 76,366 $ 15,429,750
Rambus, Inc.* 99,948 11,377,081
29,319,909
Software - 9 .9%
Agilysys, Inc.* 42,671 3,701,709
Appfolio, Inc. - Class A* 10,547 2,002,665
Clear Secure, Inc. - Class A 102,845 3,354,804
Clearwater Analytics Holdings, Inc. - Class A* 316,389 7,621,811
Daily Journal Corp.* 11,388 6,677,582
InterDigital, Inc. 38,328 12,511,792
Jamf Holding Corp.* 443,362 5,785,874
Pegasystems, Inc. 73,409 3,207,239
Qualys, Inc.* 75,537 9,963,330
Rubrik, Inc. - Class A* 67,603 3,782,388
Teradata Corp.* 393,262 11,215,832
Workiva, Inc. - Class A* 155,700 11,992,014
81,817,040
Specialty Retail - 0 .8%
Abercrombie & Fitch Co. - Class A* 46,740 4,563,226
Arhaus, Inc. - Class A* 227,920 2,320,226
6,883,452
Technology Hardware, Storage & Peripherals - 1 .1%
Pure Storage, Inc. - Class A* 133,524 9,285,259
Textiles, Apparel & Luxury Goods - 1 .3%
Tapestry, Inc. 81,870 10,390,122
Trading Companies & Distributors - 1 .9%
Core & Main, Inc. - Class A* 98,237 5,241,926
FTAI Aviation Ltd. 39,703 10,811,921
16,053,847
Total Common Stocks (cost $774,294,888) 827,445,844
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6619%
£,∞
(cost $452,231) 452,182 452,318
Investments Purchased with Cash Collateral from Securities Lending - 0 .4%
Investment Companies - 0 .3%
Janus Henderson Cash Collateral Fund LLC, 3.5827%
£,∞
2,949,267 2,949,267
Time Deposits - 0 .1%
Royal Bank of Canada, 3.6500%, 2/2/26 $ 737,317 737,317
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $3,686,584) 3,686,584
Total Investments (total cost $ 778,433,703 ) - 100 .5% 831,584,746
Liabilities, net of Cash, Receivables and Other Assets - (0.5%) (3,862,331)
Net Assets - 100.0% $827,722,415

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 790,488,922 95 .0%
Canada 12,557,495 1 .5
Thailand 11,505,266 1 .4
Luxembourg 6,891,248 0 .8
Brazil 6,358,758 0 .8
Cayman Islands 3,783,057 0 .5
Total $831,584,746 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - 0.1%
Money Market Funds - 0.1%
Janus Henderson
Cash Liquidity Fund
LLC, 3.6619%
∞
$ 101,838 $ 79,221,690 $ (78,871,292) $ 4 $ 78 $ 452,318 452,182 $ 10,002
Investments Purchased
with Cash Collateral
from Securities Lending
- 0.4%
Investment Companies - 0.3%
Janus Henderson
Cash Collateral Fund
LLC, 3.5827%
∞
13,974,572 87,643,311 (98,668,616) – – 2,949,267 2,949,267 84,137
Δ
Total Affiliated
Investments - 0.4% $14,076,410 $166,865,001 $(177,539,908) $4 $78 $3,401,585 $94,139

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at January 31, 2026.
∞ Rate shown is the 7-day yield as of January 31, 2026.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Software $ 76,031,166 $ 5,785,874 $ — $ 81,817,040
All Other 745,628,804 — — 745,628,804
Investment Companies — 452,318 — 452,318
Investments Purchased with Cash
Collateral from Securities Lending — 3,686,584 — 3,686,584
Total Assets $ 821,659,970 $ 9,924,776 $ — $ 831,584,746

Janus Henderson Small/Mid Cap Growth Alpha ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Small/Mid Cap Growth Alpha ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70328 03-26